Loan Quality and the Allowance for Loan Losses - Impaired Loans Acquired Accretable Yield Change (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Receivables [Abstract]
Beginning balance	$ 741	$ 1,461
Accretion to interest income	(326)	(567)
Disposals	(38)	(153)
Reclassifications from nonaccretable difference	1,514
Ending balance	$ 1,891	$ 741